Financial risk management - D.6. Capital management (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Financial Instruments [Abstract]
Net financial obligations	$ 5,837	$ 5,902		$ 4,596
EBITDA	$ 1,495	$ 1,530
Net financial obligations to EBITDA	390.00%	386.00%
Equity attributable to Owners of the Company	$ 2,059	$ 2,410	[1]
Net financial obligations and equity	$ 7,896	$ 8,312
Gearing ratio	74.00%	71.00%

[1]	The consolidated statement of financial position at December 31, 2019 has been restated after finalization of the purchase accounting of our acquisitions in Nicaragua and Panama (note A.1.2.).